Investment Objectives and Goals	Jan. 12, 2026
Tradr 2X Long ARQQ Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ARQQ Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ARQQ Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Arqit Quantum Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long BETR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long BETR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long BETR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Better Home & Finance Holding Co. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long BKKT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long BKKT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long BKKT Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Bakkt Holdings, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CRML Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CRML Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CRML Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Critical Metals Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long EH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long EH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long EH Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of EHang Holdings Ltd. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long EVEX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long EVEX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long EVEX Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Eve Holding, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long FRMI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long FRMI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long FRMI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Fermi, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long INOD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long INOD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long INOD Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Innodata Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long IOT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long IOT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long IOT Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Samsara Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long KDK Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long KDK Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long KDK Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Kodiak AI, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long LAC Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long LAC Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long LAC Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Lithium Americas Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long NTSK Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NTSK Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NTSK Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Netskope Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long ONDS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ONDS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ONDS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Ondas Holdings Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long PATH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long PATH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long PATH Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of UiPath, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long QURE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long QURE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long QURE Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of uniQure N.V. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long RZLV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long RZLV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long RZLV Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Rezolve AI PLC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long SHLS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SHLS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SHLS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Shoals Technologies Group, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long SNAP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SNAP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SNAP Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Snap Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long USAR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long USAR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long USAR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of USA Rare Earth, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long WDC Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long WDC Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long WDC Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Western Digital Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.